FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments

March 31, 2018
(unaudited)
	Shares	Value (a)
Common Stocks — 98.9%
Energy — 78.8%
Exploration & Production — 28.3%
Anadarko Petroleum Corporation	171,100	$10,336,151
Apache Corporation	44,200	1,700,816
Cabot Oil & Gas Corporation	62,300	1,493,954
Callon Petroleum Company (b)	273,500	3,621,140
Cheniere Energy, Inc. (b)	146,900	7,851,805
Cimarex Energy Company	40,500	3,786,750
Concho Resources Inc. (b)	89,100	13,394,403
ConocoPhillips	558,600	33,119,394
Devon Energy Corporation	253,800	8,068,302
Diamondback Energy, Inc. (b)	84,900	10,741,548
EOG Resources, Inc.	179,700	18,917,019
EQT Corporation	81,000	3,848,310
Hess Corporation	131,400	6,651,468
Marathon Oil Corporation	454,600	7,332,698
Noble Energy, Inc.	53,300	1,614,990
Occidental Petroleum Corporation	311,700	20,248,032
Pioneer Natural Resources Company	93,100	15,992,718
RSP Permian, Inc. (b)	145,000	6,797,600
Whiting Petroleum Corporation (b)	62,875	2,127,690
		177,644,788
Integrated Oil & Gas — 27.9%
Chevron Corporation	569,300	64,922,972
Exxon Mobil Corporation	1,475,130	110,059,449
		174,982,421
Oil Equipment & Services — 11.4%
Baker Hughes, a GE company Class A	49,100	1,363,507
Halliburton Company	472,770	22,191,824
National Oilwell Varco, Inc.	141,900	5,223,339
Oil States International, Inc. (b)	180,100	4,718,620
Schlumberger Limited	525,400	34,035,412
TechnipFMC plc	53,100	1,563,795
Weatherford International plc (b)	1,190,100	2,725,329
		71,821,826
Pipelines — 3.8%
Enbridge Inc.	67,573	2,126,522
Kinder Morgan, Inc.	289,300	4,356,858
Targa Resources Corp.	97,800	4,303,200
Williams Companies, Inc.	513,500	12,765,610
		23,552,190

Schedule of Investments (continued)

March 31, 2018
(unaudited)
	Shares	Value (a)
Refiners — 7.4%
Andeavor	67,080	$6,745,565
Marathon Petroleum Corporation	79,000	5,775,690
Phillips 66	174,475	16,735,642
Valero Energy Corporation	187,800	17,422,206
		46,679,103
Basic Materials — 20.1%
Chemicals — 16.1%
Air Products and Chemicals, Inc.	70,100	11,148,003
Albemarle Corporation	36,500	3,385,010
CF Industries Holdings, Inc.	76,700	2,893,891
DowDuPont Inc.	501,135	31,927,311
Eastman Chemical Company	79,400	8,383,052
Ecolab Inc.	23,300	3,193,731
LyondellBasell Industries N.V.	129,200	13,653,856
Monsanto Company	76,600	8,938,454
Mosaic Company	116,000	2,816,480
PPG Industries, Inc.	103,400	11,539,440
Praxair, Inc.	21,100	3,044,730
		100,923,958
General Industrials — 0.9%
Packaging Corporation of America	49,900	5,623,730

Industrial Metals — 2.7%
Freeport-McMoRan, Inc. (b)	398,700	7,005,159
Nucor Corporation	24,600	1,502,814
Reliance Steel & Aluminum Co.	34,100	2,923,734
Steel Dynamics, Inc.	125,300	5,540,766
		16,972,473
Mining — 0.4%
Newmont Mining Corporation	59,100	2,309,037

Total Common Stocks
(Cost $490,299,784)		620,509,526

Schedule of Investments (continued)

March 31, 2018
(unaudited)
	Shares	Value (a)
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
Fidelity Investments Money Market Funds - Prime Money Market Portfolio (Institutional Class), 1.74% (c) Northern Institutional Treasury Portfolio, 1.53% (c)	3,999,200 2,953,115	$4,000,000 2,953,115
Total Short-Term Investments
(Cost $6,953,115)		6,953,115
Total — 100.0%
(Cost $497,252,899)		627,462,641
Other Assets Less Liabilities — 0.0%		439,103
Net Assets — 100.0%		$627,901,744

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

More information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

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Adams Natural Resources Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions - The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. Investment transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on the basis of specific identification.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a Valuation Committee ("Committee") so that financial instruments are appropriately priced at fair value in accordance with accounting principles generally accepted in the United States of America ("GAAP") and the 1940 Act. Subject to oversight and approval by the Board of Directors, the Committee establishes methodologies and procedures to value securities for which market quotations are not readily available.

GAAP establishes the following hierarchy that categorizes inputs used to measure fair value:

•	Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
•	Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
•	Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available under the circumstances.

Investments in securities traded on national exchanges are valued at the last reported sale price as of the close of regular trading on the relevant exchange on the day of valuation. Over-the-counter and listed equity securities for which a sale price is not available are valued at the last quoted bid price. Money market funds are valued at net asset value. These securities are generally categorized as Level 1 in the hierarchy.

Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. Debt securities are generally traded in the over-the-counter market with prices obtained from an independent pricing service, which considers the yield or price of comparable bonds as well as prices quoted by dealers who make markets in such securities. Total return swap agreements are valued using independent, observable inputs, including underlying security prices, dividends, and interest rates. These securities are generally categorized as Level 2 in the hierarchy.

At March 31, 2018, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$620,509,526	$-	$-	$620,509,526
Short-term investments	6,953,115	-	-	6,953,115
Total investments	$627,462,641	$-	$-	$627,462,641

There were no transfers between levels during the three months ended March 31, 2018.

2. FEDERAL INCOME TAXES

At March 31, 2018, the identified cost of investments for federal income tax purposes was $497,252,899 and net unrealized appreciation aggregated $130,209,742, consisting of gross unrealized appreciation of $181,565,097 and gross unrealized depreciation of $51,355,355.

3. INVESTMENT TRANSACTIONS

Purchases and sales of portfolio investments, other than short-term investments, securities lending collateral, and derivative transactions, during the three months ended March 31, 2018 were $69,505,577 and $70,721,124, respectively.

4. DERIVATIVES

During the three months ended March 31, 2018, the Fund invested in derivative instruments. The Fund may use derivatives for a variety of purposes, including, but not limited to, the ability to gain or limit exposure to particular market sectors or securities, to provide additional income, to limit equity price risk in the normal course of pursuing its investment objectives, and/or to obtain leverage.

Total Return Swap Agreements - The Fund may use total return swap agreements to manage exposure to certain risks and/or enhance performance. Total return swap agreements are bilateral contracts between the Fund and a counterparty in which the Fund, in the case of a long contract, agrees to receive the positive total return (and pay the negative total return) of an underlying equity security and to pay a financing amount, based on a notional amount and a referenced interest rate, over the term of the contract. In the case of a short contract, the Fund agrees to pay the positive total return (and receive the negative total return) of the underlying equity security and to receive or pay a financing rate, based on a notional amount and a referenced interest rate, over the term of the contract. The fair value of each total return swap agreement is determined daily with the change in the fair value recorded as a change in unrealized appreciation on total return swap agreements. Upon termination of a swap agreement, the Fund recognizes a realized gain (loss) on total return swap agreements equal to the net receivable (payable) amount under the terms of the agreement.

Total return swap agreements entail risks associated with counterparty credit, liquidity, and equity price risk. Such risks include that the Fund or the counterparty may default on its obligation, that there is no liquid market for these agreements, and that there may be unfavorable changes in the price of the underlying equity security. To mitigate the Fund's counterparty credit risk, the Fund enters into master netting and collateral arrangements with the counterparty. A master netting agreement allows either party to terminate the agreement prior to termination date and to net amounts due across multiple contracts upon settlement, providing for a single net settlement with a counterparty. The Fund's policy is to net all derivative instruments subject to a netting agreement. At March 31, 2018, there were no outstanding total return swap agreements. During the three months ended March 31, 2018, the average daily notional amounts of open long and (short) total return swap agreements, an indicator of the volume of activity during the period, were $2,536,885 and $(2,526,144), respectively.

A collateral arrangement requires each party to provide collateral with a value, adjusted daily and subject to a minimum transfer amount, equal to the net amount owed to the other party under the agreement. The counterparty provides cash collateral to the Fund and the Fund provides collateral by segregating portfolio securities, subject to a valuation allowance, into a tri-party account at its custodian. At March 31, 2018, there were no securities pledged as collateral and no cash collateral was held by the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. The loans are collateralized by cash and/or U.S. Treasury and government agency obligations valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. On loans collateralized by cash, the cash collateral is invested in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and retains a portion of the income from lending fees and interest on the investment of cash collateral. The Fund also continues to receive dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2018, the Fund had no securities on loan. The Fund is indemnified by the custodian, serving as lending agent, for the loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Form N-Q Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:         /s/ Mark E. Stoeckle

Mark E. Stoeckle

Chief Executive Officer

(Principal Executive Officer)

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Mark E. Stoeckle

Mark E. Stoeckle

Chief Executive Officer

(Principal Executive Officer)

Date: April 27, 2018

By:         /s/ Brian S. Hook

Brian S. Hook

Vice President, Chief Financial Officer and Treasurer

(Principal Financial Officer)

Date: April 27, 2018